Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Note 7 - Equity Method Investments
During 2019 we entered into a joint venture with Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”) to provide integrated well services to Petróleos Mexicanos (“Pemex”). This involved Borr Mexico Ventures Limited (“BMV”) subscribing to 49% of the equity of Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”). CME’s wholly owned subsidiary, Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”) owned 51% of each of Opex and Akal. In addition, we provided five jack-up rigs on bareboat charters to two other joint venture companies, Perfomex and Perfomex II, in which we previously held a 49% interest. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate drilling and technical services agreements to Opex and Akal.
On August 4, 2021, the Company executed a Stock Purchase Agreement with BMV and Operadora for the sale of the Company's 49% interest in each of Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex and Perfomex II joint ventures. The acquisition was completed on the same date. The Company recognized a $3.6 million gain on disposal of Opex and Akal in "Other non-operating income" in the Consolidated Statements of Operations in the year ended December 31, 2021, as the difference between the cash consideration received of $10.6 million and the carrying value of the equity method investments on the date of disposal of $7.0 million.
Prior to August 4, 2021, Opex and Akal contracted technical support services from BMV, management services from Operadora and well services from specialist well service contractors and logistics and administration services from Logística y Operaciones OTM, S.A. de C.V, an affiliate of CME. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. The revenue earned was fixed under each of the Pemex contracts, while Opex and Akal managed the drilling services and related costs on a per well basis. Prior to the sale, we were obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholder Agreements.
Effective August 4, 2021, as we hold a 51% equity ownership in Perfomex and Perfomex II, we have assessed whether the increased investments in Perfomex and Perfomex II joint ventures results in the need to consolidate these entities under US GAAP. The significant judgements are whether the joint ventures are variable interest entities (VIEs) and, if so, whether Borr is the primary beneficiary. We concluded that the joint ventures are VIEs; however, we do not have the power to direct the decisions which most significantly impact the economic performance of the joint ventures. As such, we are not considered to be the primary beneficiary of the variable interest entities and we continue to account for our interests in Perfomex and Perfomex II as equity method investments in accordance with ASC 323, Investment - Equity Method and Joint Ventures and record the investments in "Equity method investments" in the Consolidated Balance Sheets.
Effective October 20, 2022, all five jack-up rigs were provided to Perfomex on bareboat charters, thereby consolidating activities into Perfomex, for Perfomex's provision of traditional dayrate drilling and technical services to Opex. Effective from this date, Perfomex II continued to provide technical services to Opex, in addition to rig management services to external parties.
The below tables set forth the summarized results from these entities on a 100% basis for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
In $ millions	Perfomex	Perfomex II
Revenue	290.9	21.3
Operating expenses	(284.9)	(21.0)
Net income	3.8	5.7

	Year ended December 31, 2022
In $ millions	Perfomex	Perfomex II
Revenue	157.9	83.4
Operating expenses	(154.6)	(81.7)
Net income	—	2.4

	Year ended December 31, 2021		Period from January 1, 2021 to August 4, 2021
In $ millions	Perfomex	Perfomex II	Opex	Akal
Revenue	110.1	61.9	199.4	102.2
Operating expenses	(105.0)	(54.2)	(167.7)	(107.1)
Net income (loss)	1.0	5.1	30.9	(1.7)
Revenue in Opex and Akal is recognized on a percentage of completion basis under the cost input method. The services Opex and Akal deliver to a single customer, Pemex, involve delivering integrated well services with payment upon the completion of each well in the contract. Revenue in Perfomex and Perfomex II is recognized on a day rate basis on contracts with Opex, Akal and Pemex, consistent with our historical revenue recognition policies, with day rate accruing each day as the service is performed. We provided rigs and services to Perfomex and Perfomex II for use in their contracts with Opex and Akal, respectively. Effective October 20, 2022, all five of our rigs are provided to Perfomex for use in its contracts with Opex.
As of December 31, 2023, Perfomex and Perfomex II had $164.9 million of receivables from Opex and Akal, of which $131.7 million was outstanding and $33.2 million was unbilled. As of December 31, 2022, Perfomex and Perfomex II had $113.9 million of receivables from Opex and Akal, of which $105.1 million was outstanding and $8.8 million was unbilled.
As of August 4, 2021, Opex and Akal had $237.1 million in receivables from Pemex, of which $113.7 million were outstanding and $123.4 million were unbilled.
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at December 31, 2023
In $ millions	Perfomex	Perfomex II
Cash	11.4	0.5
Total current assets	271.4	35.1
Total non-current assets	12.3	2.1
Total assets	283.7	37.2
Total current liabilities	257.2	23.8
Total non-current liabilities	8.3	0.2
Equity	18.2	13.2
Total liabilities and equity	283.7	37.2

	As at December 31, 2022
In $ millions	Perfomex	Perfomex II
Cash	13.2	6.6
Total current assets	198.0	54.8
Total non-current assets	28.6	4.8
Total assets	226.6	59.6
Total current liabilities	191.6	51.6
Total non-current liabilities	20.6	0.5
Equity	14.4	7.5
Total liabilities and equity	226.6	59.6
The following presents our investments in equity method investments as at December 31, 2023 and December 31, 2022:

In $ millions	Perfomex	Perfomex II	Total
Balance as of January 1, 2022	16.9	2.5	19.4
Income / (loss) on a percentage basis	—	1.2	1.2
Balance as of December 31, 2022	16.9	3.7	20.6
Funding received from shareholder loan (1)	(9.8)	—	(9.8)
Income on a percentage basis	2.0	2.9	4.9
Balance as of December 31, 2023	9.1	6.6	15.7
(1) During the year ended December 31, 2023, $9.8 million funding provided by shareholders loans was repaid by Perfomex, settling the outstanding balance.